Touchstone Third Avenue Value Fund (Prospectus Summary) | Touchstone Third Avenue Value Fund
Touchstone Third Avenue Value Fund Summary
The Fund's Investment Goal
The Touchstone Third Avenue Value Fund (the "Fund") seeks long-term capital appreciation.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Third Avenue Value Fund
Management Fees		0.80%
Shareholder Service Fees		0.22%
Other Operating Expenses	[1]	0.34%
Total Other Expenses		0.56%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[2]	1.37%
Fee Waiver and/or Expense Reimbursement	[3]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3][4]	1.33%
[1]	Other Operating Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement and therefore differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated December 31, 2014.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of Acquired Fund Fees and Expenses, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.32% of average monthly net assets. This expense limitation is effective through April 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement differ from the ratio of net expenses to average net assets shown in the annual report dated December 31, 2014 due to a contractual change in the expense limitation agreement.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone Third Avenue Value Fund	135	430	746	1,643

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund seeks to achieve its investment goal mainly by acquiring common stocks of well-financed companies at a discount to what the Fund's sub-advisor, Third Avenue Management LLC ("TAM" or the "Sub-Advisor"), believes is their intrinsic value. This is a non-fundamental policy that can be changed by the Fund upon 60-days prior notice to shareholders. TAM considers a well-financed company to be a company that it believes has high quality assets and a conservative level of liabilities. The Fund invests in companies regardless of market capitalization.

In selecting common stocks for the Fund, the Sub-Advisor generally seeks companies that exhibit the following characteristics: a strong financial position; responsible management and control groups; availability of comprehensive and meaningful financial and related information; and availability of the security at a market price which the Sub-Advisor believes is at a substantial discount to what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

The Fund may invest in both domestic and foreign securities, including depositary receipts. The Fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in emerging market companies. Emerging market countries are generally countries that are not included in the MSCI World Index. Emerging market companies are those issuers that meet one or more of the following criteria:

•  It is organized under the laws of an emerging market country;

•  It maintains its principal place of business in an emerging market country;

•  It derives at least 50% of its revenues or profits from operations within emerging market countries;

•  It has at least 50% of its assets located in emerging market countries; or

•  The principal trading market for its securities is located in an emerging market country.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•  Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume and may be subject to liquidity risk, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

•  Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts ("ADRs") are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

•  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the "Advisor") engages one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Value Investing Risk: Value investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other style investing during given periods.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Third Avenue Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the Russell 3000® Value Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Third Avenue Value Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009	19.46%
Worst Quarter: 4th Quarter 2008	(29.44)%
The year-to-date return for the Fund as of March 31, 2015 is (0.99)%.
Average Annual Total Returns For the periods ended December 31, 2014
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Third Avenue Value Fund	Third Avenue Value Fund Return	(2.89%)	8.21%	4.82%
Russell 3000® Value Index	Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)	12.70%	15.34%	7.26%